Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	$ 138,510	$ 175,953	$ 180,881
Deferred tax assets and liabilities	(136,575)	(168,549)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	29,595	41,446
Other current and non-current assets	38,560	44,579
Income taxes receivable (payable), current and non- current	4,614	(9,140)
Accounts payable and accrued liabilities and non- current liabilities	(76,800)	(82,478)
Deferred tax assets and liabilities	(138,759)	(168,549)
Canadian Dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	22,514	25,062
Other current and non-current assets	1,793	529
Income taxes receivable (payable), current and non- current	0	(713)
Accounts payable and accrued liabilities and non- current liabilities	(851)	(348)
Deferred tax assets and liabilities	0	0
Mexican Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	2,724	5,188
Other current and non-current assets	18,873	22,809
Income taxes receivable (payable), current and non- current	7,240	(242)
Accounts payable and accrued liabilities and non- current liabilities	(31,909)	(26,013)
Deferred tax assets and liabilities	(106,383)	(141,870)
Argentinian Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	2,677	4,239
Other current and non-current assets	15,038	19,720
Income taxes receivable (payable), current and non- current	1,134	837
Accounts payable and accrued liabilities and non- current liabilities	(18,739)	(28,685)
Deferred tax assets and liabilities	0	0
Bolivian Boliviano | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	285	4,659
Other current and non-current assets	532	495
Income taxes receivable (payable), current and non- current	(6,068)	(3,840)
Accounts payable and accrued liabilities and non- current liabilities	(12,167)	(13,954)
Deferred tax assets and liabilities	(9,372)	(10,076)
European Euro | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	127	24
Other current and non-current assets	0	0
Income taxes receivable (payable), current and non- current	(332)	(780)
Accounts payable and accrued liabilities and non- current liabilities	0	0
Deferred tax assets and liabilities	0	0
Peruvian Sol | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	1,268	2,274
Other current and non-current assets	2,324	1,026
Income taxes receivable (payable), current and non- current	2,640	(4,402)
Accounts payable and accrued liabilities and non- current liabilities	(13,134)	(13,478)
Deferred tax assets and liabilities	$ (23,004)	$ (16,603)